Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
	March 31, 2022	December 31, 2021
Raw Materials	$16,904	$-
Packaging	20,342	2,907
Finished goods	399,735	103,496
	$436,981	$106,403

December 31, 2021
Packaging	$2,907
Finished goods	103,496
$106,403